Operating Leases - Minimum Contractual Future Revenues (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Lessor, Operating Lease, Payments, Fiscal Year Maturity [Abstract]
2020	$ 272,166
2021	226,557
2022	149,350
2023	63,918
2024	20,093
2025	8,581
Total	$ 740,665